INCOME TAX - Reconciliation between total expenses of income tax and tax expense - General information (Details) - item	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [line items]
Applicable tax rate (as a percent)					40.00%	38.00%	34.00%
Dividend withholding tax rate					10.00%	7.50%
Bottom of range [member]
Disclosure of income tax [line items]
Required percentage of increase in net income tax to get audit benefit					25.00%	25.00%
Top of range [member]
Disclosure of income tax [line items]
Required percentage of increase in net income tax to get audit benefit					35.00%	35.00%
Colombia
Disclosure of income tax [line items]
Applicable tax rate (as a percent)					35.00%	35.00%	31.00%
Tax rate of special free zone					20.00%	20.00%	20.00%
Probability percentage of industry and commerce tax paid					100.00%
Colombia | Forecast [Member]
Disclosure of income tax [line items]
Applicable tax rate (as a percent)				35.00%
Colombia | Surcharge
Disclosure of income tax [line items]
Applicable tax rate (as a percent)					5.00%	3.00%	3.00%
Colombia | Surcharge | Forecast [Member]
Disclosure of income tax [line items]
Applicable tax rate (as a percent)	5.00%	5.00%	5.00%	5.00%
Tax value unit (UVT)				120,000
Colombia | Capital gain Tax
Disclosure of income tax [line items]
Applicable tax rate (as a percent)					15.00%	10.00%	10.00%
Panama
Disclosure of income tax [line items]
Applicable tax rate (as a percent)					25.00%	25.00%	25.00%
Panama | BAC Holding International Corp
Disclosure of income tax [line items]
Applicable tax rate (as a percent)					0.00%	0.00%	0.00%
Peru
Disclosure of income tax [line items]
Applicable tax rate (as a percent)					29.50%	29.50%	29.50%
Barbados
Disclosure of income tax [line items]
Applicable tax rate (as a percent)					4.25%	4.25%
Guatemala
Disclosure of income tax [line items]
Applicable tax rate (as a percent)							25.00%
El Salvador
Disclosure of income tax [line items]
Applicable tax rate (as a percent)							30.00%
Honduras
Disclosure of income tax [line items]
Applicable tax rate (as a percent)							30.00%
Costa Rica
Disclosure of income tax [line items]
Applicable tax rate (as a percent)							30.00%
Nicaragua
Disclosure of income tax [line items]
Applicable tax rate (as a percent)							30.00%